Debt Issued - Subordinated bonds December 31, 2019 (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
UCHI-J1111 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 61,471
Terms Years	23 years
Annual issue rate	1.05%
Issue date	Aug. 20, 2019
Maturity date	Aug. 20, 2042
UCHI-J1111 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 65,973
Terms Years	23 years
Annual issue rate	1.04%
Issue date	Aug. 20, 2019
Maturity date	Aug. 20, 2042
UCHI-J1111 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 48,799
Terms Years	23 years
Annual issue rate	0.99%
Issue date	Aug. 21, 2019
Maturity date	Aug. 21, 2042
UCHI-I1111 [Member]
Statement Line Items [Line Items]
Currency	UF
Amount	$ 39,114
Terms Years	21 years
Annual issue rate	0.96%
Issue date	Sep. 24, 2019
Maturity date	Sep. 24, 2040
Total
Statement Line Items [Line Items]
Amount	$ 215,357